UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AKJ Asset Management, LLC
Address:    1180 Harker Avenue
            Palo Alto, CA  94301

Form 13F File Number:   28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kenneth R. Bilodeau, Jr.
Title:      Manager
      Phone:      650-326-9090

                     Signature, Place and Date of Signing:
-------------------------------------------------------------
Kenneth R. Bilodeau, Jr.            Palo Alto, CA           January ___, 2009
            [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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


                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         61

Form 13F Information Table Value Total:         $ 75,311 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, ther than the manager filing this report.

NONE
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





NAME OF ISSUER                  TITLE       CUSIP     VALUE X1000 SHARES      INV.      OTHER MGR    VOTING AUTH
                                OF                                            DISC.
                                      CLASS
                                                                                                     SOLE    SHR    NONE
ABM Industries, Inc.              cs      00163T109           276       14500 sole      n/a                  n/a          14500
Automatic Data Proc               cs      053015103         2,555      64,947 sole      n/a                  n/a         64,947
Ameren Corp.                      cs      023608102           712      21,416 sole      n/a                  n/a         21,416
AFLAC Inc                         cs      001055102         2,064      45,024 sole      n/a                  n/a         45,024
American Intl Group.              cs      026874107            99      63,118 sole      n/a                  n/a         63,118
Allied Cap Corp                   cs      01903Q108           267      99,309 sole      n/a                  n/a         99,309
Amerigas Partners                 oa      030975106           465      16,525 sole      n/a                  n/a         16,525
American Express                  cs      025816109           435      23,469 sole      n/a                  n/a         23,469
Bank America                      cs      060505104         1,753     124,491 sole      n/a                  n/a        124,491
Bristol Myers                     cs      110122108         1,926      82,854 sole      n/a                  n/a         82,854
BRE Pptys Inc Md ClA              oa      05564E106           206       7,350 sole      n/a                  n/a          7,350
Cisco Systems                     cs      17275R102         2,364     145,002 sole      n/a                  n/a        145,002
Capitalsource Inc                 cs      14055X102           450      97,467 sole      n/a                  n/a         97,467
Diebold Incorporated              cs      253651103         1,610      57,300 sole      n/a                  n/a         57,300
Du Pont EI De Nemour              cs      263534109         1,370      54,150 sole      n/a                  n/a         54,150
Disney                            cs      254687106           776      34,200 sole      n/a                  n/a         34,200
D T E Energy Company              cs      233331107           205       5,750 sole      n/a                  n/a          5,750
Duke Power                        cs      26441C105           568      37,870 sole      n/a                  n/a         37,870
I Shares Dow Div                  ut      464287168         2,597      62,886 sole      n/a                  n/a         62,886
Consolidated Edison               cs      209115104         1,067      27,417 sole      n/a                  n/a         27,417
I Share Tr MSCI                   ut      464287465         1,331      29,660 sole      n/a                  n/a         29,660
Emerson Electric Co               cs      291011104         1,016      27,750 sole      n/a                  n/a         27,750
Fannie Mae                        cs      313586109            25      33,317 sole      n/a                  n/a         33,317
Nicor Inc.                        cs      654086107           620      17,856 sole      n/a                  n/a         17,856
General Electric                  cs      369604103         2,034     125,560 sole      n/a                  n/a        125,560
Great Plains Energy               cs      391164100         1,453      75,149 sole      n/a                  n/a         75,149
HCP Inc. REIT                     oa      421915109         2,128      76,633 sole      n/a                  n/a         76,633
Hospitality Pptys Tr              oa      44106M102         1,199      80,600 sole      n/a                  n/a         80,600
Intel                             cs      458140100         2,089     142,493 sole      n/a                  n/a        142,493
ISharesRussl1000Valu              cs      464287598           990      20,000 sole      n/a                  n/a         20,000
ISharesRussl 1000 Gr              cs      464287614           943      25,450 sole      n/a                  n/a         25,450
Johnson and Johnson               cs      478160104         1,285      21,473 sole      n/a                  n/a         21,473
JP Morgan Chase                   cs      46625H100         2,580      81,835 sole      n/a                  n/a         81,835
Kimberly Clark                    cs      494368103         1,634      30,981 sole      n/a                  n/a         30,981
Kinder Morgan Energy              oa      494550106         2,763      60,395 sole      n/a                  n/a         60,395
Kinder Morgan Mgmt                cs      49455U100           763      19,094 sole      n/a                  n/a         19,094
Coca-Cola Co.                     cs      191216100         2,439      53,886 sole      n/a                  n/a         53,886
Lincoln National                  cs      534187109           991      52,617 sole      n/a                  n/a         52,617
Herman Miller Inc                 cs      600544100           138      10,558 sole      n/a                  n/a         10,558
3M Company                        cs      88579Y101         2,398      41,682 sole      n/a                  n/a         41,682
Altria Group Inc                  cs      718154107           321      21,320 sole      n/a                  n/a         21,320
Nucor Corp                        cs      670346105         2,894      62,650 sole      n/a                  n/a         62,650
Paccar                            cs      693718108           431      15,068 sole      n/a                  n/a         15,068
Precision Castparts               cs      740189105         3,146      52,899 sole      n/a                  n/a         52,899
Pfizer                            cs      717081103           388      21,919 sole      n/a                  n/a         21,919
Proctor and Gamble                cs      742718109         1,166      18,867 sole      n/a                  n/a         18,867
Progress Energy Inc               cs      743263105         1,431      35,900 sole      n/a                  n/a         35,900
Philip Morris Intnl               cs      718172109           928      21,320 sole      n/a                  n/a         21,320
Patient Portal Tech               cs      70322M105            15      51,600 sole      n/a                  n/a         51,600
Penn West Energy Tr               cs      707885109         1,871     168,237 sole      n/a                  n/a        168,237
The Southern Company              cs      842587107           805      21,750 sole      n/a                  n/a         21,750
A T & T Inc                       cs      00206R102           214       7,512 sole      n/a                  n/a          7,512
Integrys Energy Grp.              cs      45822P105           366       8,514 sole      n/a                  n/a          8,514
Tyco Electronics                  cs      G91449105           392      24,203 sole      n/a                  n/a         24,203
Tyco                              cs      902124106           528      24,428 sole      n/a                  n/a         24,428
US Bancorp                        cs      902973304           242       9,670 sole      n/a                  n/a          9,670
Vulcan Materials Co.              cs      929160109         1,430      20,547 sole      n/a                  n/a         20,547
Vanguard Value ETF                ut      922908744         1,912      46,462 sole      n/a                  n/a         46,462
Vanguard Growth Idx               ut      922908736         1,266      32,035 sole      n/a                  n/a         32,035
Walgreen                          cs      931422109         2,049      83,066 sole      n/a                  n/a         83,066
Wells Fargo                       cs      949746101         2,932      99,474 sole      n/a                  n/a         99,474



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